Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Beginning balance	$ 4,872
Ending balance	4,612	$ 4,872
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,482	3,293
Effect of movements in foreign exchange	(303)	107
Dividends received	(158)	(22)
Share of results of associates	104	104
Ending balance	3,125	3,482
Anadolu Efes [member]
Disclosure of associates [line items]
Beginning balance	164	171
Effect of movements in foreign exchange	(128)	(63)
Dividends received	(10)	(10)
Share of results of associates	84	66
Exceptional share of results of associates	104	0
Ending balance	$ 214	$ 164